Aegis Value Fund
Aegis Value Fund
The Fund's Investment Goal
The Aegis Value Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge reductions on Class A share purchases if you and members of your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in Description of Classes – Class A Shares General on page 31 of the Prospectus and in Purchase, Redemption and Pricing of Shares – Reduction or Waiver of Deferred Sales Charge on page 30 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aegis Value Fund	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases	none	3.75%
Maximum Deferred Sales Charge (Load)	none	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
[1]	The deferred sales charge applies to redemptions of shares that were purchased without imposition of the initial sales charges (i.e., purchases of $1 million or more) occurring within 2 years of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aegis Value Fund		Class I	Class A
Management Fees		1.20%	1.20%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.18%	0.18%
Total Annual Fund Operating Expenses	[2]	1.38%	1.63%
[1]	"Other Expenses" for the Fund have been restated to reflect the estimated expenses of the Fund for its current fiscal year. The Fund is the successor to the Aegis Value Fund, Inc. (the "Predecessor Value Fund"), which was reorganized into the Fund on February 28, 2014.
[2]	Aegis Financial Corporation (the "Advisor") has entered into a contractual expense limitation agreement with the Fund pursuant to which the Advisor has agreed to limit fees and/or reimburse the Fund's expenses until April 30, 2015, in order to limit the "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (not including Acquired Fund Fees and Expenses) of the Fund to 1.50% of the Class I shares' average daily net assets and 1.75% of the Class A shares' average daily net assets. Brokerage fees, interest expenses, taxes, leverage, acquired fund fees and expenses, front-end or contingent deferred loads, expenses incurred in connection with any merger or reorganization, and extraordinary expenses are excluded from the operating expenses subject to the expense limitation agreement. Only the Board of Trustees may terminate the expense limitation agreement during its current term. The Fund has agreed to repay the Advisor for amounts assumed by the Advisor pursuant to the expense limitation agreement, provided that such repayment does not cause the "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" to exceed 1.50% (for Class I) or 1.75% (for Class A) and the repayment is made within three years after the year in which the Advisor incurred the expense. The agreement may be extended by the parties for additional one-year terms. The Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may be higher than the amount shown above to the extent the Fund incurs expenses excluded from the expense limitation agreement.

Example
 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the fee waiver remains in effect through its current term.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aegis Value Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years		5 Years		10 Years
Class I	Class I	140		437		755		1,657
Class A	Class A	635	[1]	870	[1]	1,228	[1]	2,235	[1]
[1]	If you purchase Class A shares without imposition of the initial sales charge and redeem your Class A shares within two years after purchase, then a 1.00% deferred sales charge would increase the expenses.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended August 31, 2013, the Predecessor Value Fund’s portfolio turnover rate was 35% of the average value of its portfolio. Effective October 21, 2013, the Predecessor Value Fund changed its fiscal year end from August 31 to December 31. During the period from September 1, 2013 to December 31, 2013, the portfolio turnover rate for the Predecessor Value Fund was 13% of the average value of its portfolio.

The Fund's Principal Investment Strategies
The Fund invests primarily in common stocks that Aegis Financial Corporation, the Fund’s investment advisor (the “Advisor”), believes are significantly undervalued relative to the market based on fundamental accounting measures including book value (assets less liabilities), revenues, or cash flow.  This strategy is commonly known as a “deep value” investment strategy.  The Fund may invest in securities issued by companies of any market capitalization, including small- and mid-capitalization companies.  The Fund considers a small-capitalization company to be a company with a market capitalization (the value of all outstanding stock) of less than $1 billion at the time of investment.  The Fund has no percentage allocation for investments in small- or mid-capitalization companies, and the Fund may invest up to 100% of its portfolio in the securities of these companies.  The Fund may also invest in the securities of foreign companies and in real estate investment trusts (“REITs”).  The Advisor may hold a significant portion of the Fund’s portfolio in cash or cash equivalent instruments.  If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available.

The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Principal Risks of Investing in the Fund
Because the securities held by the Fund will fluctuate in price, the value of your investment in the Fund will go up and down.  This means that you could lose money over short or extended periods of time.  Before investing in this Fund, you should carefully consider all risks of investing in:  stocks in general, “deep value” stocks, stocks of smaller companies, and stocks of foreign companies.  A summary of these risks is provided below.  Also, for additional information, please refer to the section of the Prospectus titled “Additional Information About the Investment Strategies and Risks of the Funds.”

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Equity Investment Risk.  To the extent the Fund invests in common stocks and other equity securities, it may be subject to the risks of changing economic, stock market, industry and company conditions. Equity security prices can fluctuate over a wide range in the shorter term or over extended periods of time.   In addition, the interests of equity holders are typically subordinated to the interests of creditors and other senior shareholders.

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Risks of Value-Oriented Investment Strategies.  The Advisor follows an investing style that favors value investments.  Historically, value investments have performed best during periods of economic recovery.  Therefore, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.  Investors should be prepared to tolerate volatility in Fund returns.

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Risks of Investing in Small- and Mid-Capitalization Companies. The Fund’s purchases of securities of small- and mid-capitalization companies bring specific risks.  Historically, these company securities have been more volatile in price than larger company securities, especially in the shorter term.  Such companies may not be well-known to the investing public and may not have significant institutional ownership or analyst coverage.  These and other factors may contribute to higher volatility in prices.

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Risks of Investing in Foreign Securities. To the extent the Fund holds foreign securities, whether or not such securities are denominated in U.S. Dollars, the Fund will be subject to special risks.  These risks will include greater volatility, investments that are less liquid than similar U.S. securities, and adverse political or economic developments resulting from political, international or military crises.  An additional risk is that the value of the Fund’s investments in securities of foreign issuers, measured in U.S. Dollars, will increase or decrease as a result of changes in currency exchange rates.

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Risks of Investing in Large-Capitalization Companies. Large-capitalization companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful smaller companies during periods of economic expansion.

•	Risks of Investing in a Managed Fund. The investment decisions of the Advisor may cause the Fund to underperform other investments or benchmark indices.

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Risks Relating to Investments in REITs. A REIT’s share price may decline because of adverse developments affecting the real estate industry, including changes in interest rates.  The returns from REITs may trail returns from the overall market.  Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

Fund Performance
The Fund is a newly created series of The Aegis Funds that was organized to acquire the assets and liabilities of Aegis Value Fund, Inc. (the “Predecessor Value Fund”) in exchange for Class I shares of the Fund.  Accordingly, the Fund is the successor to the Predecessor Value Fund, and the following performance information shown for periods prior to February 28, 2014, is that of the Predecessor Value Fund.  The Fund has investment objectives and strategies that are substantially similar to the Predecessor Value Fund, which was also advised by the Advisor.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Value Fund’s performance from year to year and how the Predecessor Value Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.  The following information shows the performance of the Class I shares only, since Class I shares have the longest period of annual returns.  Class A shares commenced operations on February 28, 2014.  Performance information for Class A shares will not be available until Class A shares have been in operation for a calendar year.  The performance of the Class A shares will differ from the performance shown because the Class A shares have different expenses than the Class I shares.

Note: The Predecessor Value Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained on the Fund’s website at www.aegisfunds.com or by calling 800-528-3780.

Annual Total Returns for the year ended December 31 - Predecessor Value Fund - Class I

During the period shown on the bar chart, the Predecessor Value Fund’s best and worst quarters are as follows:

Highest Quarterly Return	48.49%	(2nd Quarter 2009)
Lowest Quarterly Return	-47.87%	(4th Quarter 2008)

Average Annual Total Returns for the Period Ended December 31, 2013
Average Annual Returns Aegis Value Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class I	Return Before Taxes	35.24%	32.13%	9.58%
After Taxes on Distributions Class I	Return After Taxes on Distributions	34.10%	31.90%	8.33%
After Taxes on Distributions and Sale of Fund Shares Class I	Return After Taxes on Distributions and Sale of Fund Shares	20.72%	27.00%	7.59%
Russell 2000 Value Index (index reflects no deduction for fees, expenses, or taxes)	Russell 2000 Value Index (index reflects no deduction for fees, expenses, or taxes)	34.52%	17.64%	8.61%

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). All Fund performance data assumes reinvestment of dividends and capital gain distributions. The past performance of the Predecessor Value Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.